Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

NOTE 11 – Accumulated  Other  Comprehensive Loss

A summary of the component items (all affecting the “Administrative and general” expense line item within the Statements of Income) showing the reclassifications out of “Accumulated other comprehensive loss” (“AOCL”) is as follows:

	Amounts reclassified from AOCL
Component item	2014	2013	2012
Amortization of defined benefit pension items:
Prior service cost	$17,467	$17,469	$17,469
Net loss	-	663,536	492,391
Total	$17,467	$681,005	$509,860

A summary of the changes in AOCL by component is as follows:

Defined benefit pension items:	Prior Service Cost	Net Loss	Total
Balance at January 1, 2012	$(52,405)	$(2,390,592)	$(2,442,997)
Net loss arising during period before reclassifications	-	(488,972)	(488,972)
Amounts reclassified from AOCL	17,469	492,391	509,860
Other comprehensive income	17,469	3,419	20,888
Balance at December 31, 2012	(34,936)	(2,387,173)	(2,422,109)
Net gain arising during period before reclassifications	-	879,193	879,193
Amounts reclassified from AOCL	17,469	663,536	681,005
Other comprehensive income	17,469	1,542,729	1,560,198
Balance at December 31, 2013	(17,467)	(844,444)	(861,911)
Net loss arising during period before reclassifications	-	(2,797,734)	(2,797,734)
Amounts reclassified from AOCL	17,467	-	17,467
Other comprehensive income (loss)	17,467	(2,797,734)	(2,780,267)
Balance at December 31, 2014	$-	$(3,642,178)	$(3,642,178)